Shareholder Report, Line Graph (Details) 74200000600_Templeton Growth Fund Inc._Advisor Class_TSR Annual {Advisor Class} - USD ($)											12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Aug. 31, 2022	Aug. 31, 2021	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Aug. 31, 2016	Aug. 31, 2026
Advisor Class
Account Value [Line Items]
Line Graph and Table Measure Name											Advisor Class
Accumulated Value	$ 18,113	$ 16,224	$ 13,773	$ 11,525	$ 13,975	$ 11,544	$ 10,810	$ 12,395	$ 11,778	$ 10,000	$ 20,403
MSCI All Country World Index-NR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											MSCI All Country World Index-NR
Accumulated Value	$ 26,721	$ 23,076	$ 18,694	$ 16,406	$ 19,504	$ 15,161	$ 13,011	$ 13,048	$ 11,711	$ 10,000	$ 32,693